UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $124,406 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     3419    64550 SH       SOLE                    64550
AMERICAN EXPRESS               COM              025816109     3859   102446 SH       SOLE                   102446
AUTOMATIC DATA PROCESSING      COM              053015103     6938   165590 SH       SOLE                   165590
BECTON DICKINSON               COM              075887109     5102    62752 SH       SOLE                    62752
BERKSHIRE HATHAWAY 'B'         COM              084670702    10178     2537 SH       SOLE                     2537
COLGATE-PALMOLIVE              COM              194162103     6817    98660 SH       SOLE                    98660
EMERSON ELECTRIC               COM              291011104     6869   138910 SH       SOLE                   138910
GENERAL ELECTRIC               COM              369604103     4999   187288 SH       SOLE                   187288
GRAINGER WW                    COM              384802104     7875    96275 SH       SOLE                    96275
HEWLETT PACKARD                COM              428236103     8275   187175 SH       SOLE                   187175
ILL TOOL WORKS                 COM              452308109     6823   143610 SH       SOLE                   143610
JOHNSON&JOHNSON                COM              478160104      354     5506 SH       SOLE                     5506
KINETIC CONCEPTS               COM              49460W208     3555    89075 SH       SOLE                    89075
LAB. CORP. AMER.               COM              50540r409     7137   102505 SH       SOLE                   102505
MEDTRONIC, INC.                COM              585055106      213     4121 SH       SOLE                     4121
MFS Muni Income TR SBI         COM              552738106      137    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     8468   307826 SH       SOLE                   307826
NIKE INC CLASS B               COM              654106103     4332    72675 SH       SOLE                    72675
NOKIA ADR                      COM              654902204     6970   284500 SH       SOLE                   284500
PATTERSON INC.                 COM              703395103     6206   211165 SH       SOLE                   211165
PEPSICO INC.                   COM              713448108     8282   130242 SH       SOLE                   130242
PFIZER INC COM                 COM              717081103      191    10911 SH       SOLE                    10911
PROCTER & GAMBLE               COM              742718109     4569    75135 SH       SOLE                    75135
WAL-MART STORES                COM              931142103      260     4635 SH       SOLE                     4635
WALT DISNEY CO.                COM              254687106     2575    82520 SH       SOLE                    82520